Document and Entity Information	Jul. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2021
Entity Registrant Name	PARATEK PHARMACEUTICALS, INC.
Entity Central Index Key	0001178711
Entity Emerging Growth Company	false
Entity File Number	001-36066
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0960223
Entity Address, Address Line One	75 Park Plaza
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	807-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PRTK
Security Exchange Name	NASDAQ